Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial assets:
Derivative financial instruments	¥ 9,909,272	¥ 8,649,947
Financial liabilities:
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
At fair value [member]
Financial assets:
Derivative financial instruments	9,909,272	8,649,947
Investment securities at fair value through other comprehensive income	29,833,445	27,360,031
Financial liabilities:
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Others	(9,484)	(11,938)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,403,919	2,775,181
Financial liabilities:
Derivative financial instruments	4,004,954	3,006,286
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	50,587	54,508
Financial liabilities:
Derivative financial instruments	145,501	42,208
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	22,680	21,500
Financial liabilities:
Derivative financial instruments	32,760	27,282
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,428	21,792
Investment securities at fair value through other comprehensive income	525,869	464,821
Financial liabilities:
Derivative financial instruments	18,311	15,632
Financial liabilities designated at fair value through profit or loss	125,042	185,020
Others	(5,227)	(7,852)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	125,042	185,020
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,143	499
Financial liabilities:
Derivative financial instruments	2,066	5,066
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	16,636	20,935
Financial liabilities:
Derivative financial instruments	13,254	7,110
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	409	358
Financial liabilities:
Derivative financial instruments	¥ 95	208
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	12.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	¥ 240
Financial liabilities:
Derivative financial instruments	¥ 2,896	¥ 3,248
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	31.00%	26.00%
Quanto correlation	(8.00%)	(11.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Quanto correlation	49.00%	42.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 1,143	¥ 499
Financial liabilities:
Derivative financial instruments	¥ 2,066	¥ 5,066
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	26.00%	29.00%
Foreign exchange volatility	7.00%	12.00%
Quanto correlation	4.00%	8.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Foreign exchange volatility	13.00%	36.00%
Quanto correlation	49.00%	50.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 16,636	¥ 20,935
Financial liabilities:
Derivative financial instruments	¥ 13,254	¥ 7,110
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity volatility	2.00%	12.00%
Equity to equity correlation	49.00%	48.00%
Quanto correlation	(10.00%)	(13.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity volatility	66.00%	70.00%
Equity to equity correlation	84.00%	92.00%
Quanto correlation	16.00%	38.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 409	¥ 358
Financial liabilities:
Derivative financial instruments	¥ 95	¥ 208
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 739,914	¥ 650,467
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	10.00%	13.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	42.00%	43.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	5.00%	5.00%
Probability of default rate	0.00%	0.00%
Loss given default rate	25.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	9.00%	9.00%
Probability of default rate	30.00%	33.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 79,230	¥ 85,201
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Loss given default rate	40.00%	90.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	1.00%	1.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	1.2	1.1
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 525,869	¥ 464,821
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.3	0.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	3.5	3.7
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	¥ 125,042	¥ 185,020
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	42.00%	47.00%
Interest rate to interest rate correlation	26.00%	29.00%
Quanto correlation	(10.00%)	(13.00%)
Equity volatility	16.00%	17.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	84.00%	93.00%
Interest rate to interest rate correlation	27.00%	30.00%
Quanto correlation	49.00%	50.00%
Equity volatility	39.00%	52.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	15.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	25.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (5,227)	¥ (7,852)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation		80.00%
Interest rate to interest rate correlation	26.00%	26.00%
Quanto correlation	(8.00%)	(11.00%)
Equity volatility	26.00%	24.00%
Foreign exchange volatility	7.00%	12.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation		83.00%
Interest rate to interest rate correlation	99.00%	99.00%
Quanto correlation	49.00%	50.00%
Equity volatility	28.00%	28.00%
Foreign exchange volatility	42.00%	43.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	25.00%